Employee Benefit Plan, Schedule, Reportable Transaction	12 Months Ended
Dec. 31, 2025
EBP CLW NR
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Schedule of Reportable Transaction	Non-exempt TransactionsThe Plan Administrator did not remit 401(k) deferral contributions and a loan repayment for certain payroll periods within the timeframe prescribed by the Department of Labor (DOL) for the 2023 plan year. These late remittances were a deemed prohibited transaction under ERISA and the IRC. The Plan Administrator corrected this prohibited transaction in 2024 in accordance with the prescribed guidelines issued by the DOL. In connection with that correction, the Company filed Form 5330 with the IRS and paid the appropriate excise tax.